Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000230310
Shareholder Report [Line Items]
Fund Name	Big Data Refiners ETF
Trading Symbol	DAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.58%
AssetsNet	$ 6,884,696
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	20.00%
C000195295
Shareholder Report [Line Items]
Fund Name	Decline of the Retail Store ETF
Trading Symbol	EMTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 3,803,350
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000124906
Shareholder Report [Line Items]
Fund Name	DJ Brookfield Global Infrastructure ETF
Trading Symbol	TOLZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 130,414,261
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	4.00%
C000182948
Shareholder Report [Line Items]
Fund Name	Equities for Rising Rates ETF
Trading Symbol	EQRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 13,781,380
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	27.00%
C000115056
Shareholder Report [Line Items]
Fund Name	Global Listed Private Equity ETF
Trading Symbol	PEX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 12,983,137
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	12.00%
C000096244
Shareholder Report [Line Items]
Fund Name	Hedge Replication ETF
Trading Symbol	HDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 27,557,209
Holdings Count | Holding	1,980
InvestmentCompanyPortfolioTurnover	24.00%
C000123089
Shareholder Report [Line Items]
Fund Name	High Yield-Interest Rate Hedged
Trading Symbol	HYHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 149,155,483
Holdings Count | Holding	226
InvestmentCompanyPortfolioTurnover	29.00%
C000107655
Shareholder Report [Line Items]
Fund Name	Inflation Expectations ETF
Trading Symbol	RINF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 22,614,883
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000132381
Shareholder Report [Line Items]
Fund Name	Investment Grade-Interest Rate Hedged
Trading Symbol	IGHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 235,439,679
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	17.00%
C000171471
Shareholder Report [Line Items]
Fund Name	K-1 Free Crude Oil ETF
Trading Symbol	OILK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semiannual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) (formerly known as K-1 Crude Oil Strategy ETF) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 91,535,635
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
C000059344
Shareholder Report [Line Items]
Fund Name	Large Cap Core Plus
Trading Symbol	CSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 480,793,084
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	30.00%
C000195298
Shareholder Report [Line Items]
Fund Name	Long Online/Short Stores ETF
Trading Symbol	CLIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 9,083,509
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	31.00%
C000115055
Shareholder Report [Line Items]
Fund Name	Merger ETF
Trading Symbol	MRGR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 10,497,184
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	102.00%
C000234747
Shareholder Report [Line Items]
Fund Name	Metaverse ETF
Trading Symbol	VERS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 5,655,950
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	20.00%
C000144590
Shareholder Report [Line Items]
Fund Name	MSCI EAFE Dividend Growers ETF
Trading Symbol	EFAD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 71,557,118
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	26.00%
C000144591
Shareholder Report [Line Items]
Fund Name	MSCI Emerging Markets Dividend Growers ETF
Trading Symbol	EMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 8,111,793
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	36.00%
C000144592
Shareholder Report [Line Items]
Fund Name	MSCI Europe Dividend Growers ETF
Trading Symbol	EUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 6,595,205
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	17.00%
C000222595
Shareholder Report [Line Items]
Fund Name	MSCI Transformational Changes ETF
Trading Symbol	ANEW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 8,228,646
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	16.00%
C000230308
Shareholder Report [Line Items]
Fund Name	Nanotechnology ETF
Trading Symbol	TINY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
AssetsNet	$ 5,725,664
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	23.00%
C000227376
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Dorsey Wright Momentum ETF
Trading Symbol	QQQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 12,185,182
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	61.00%
C000247835
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 High Income ETF
Trading Symbol	IQQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 65,667,529
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	60.00%
C000230307
Shareholder Report [Line Items]
Fund Name	On-Demand ETF
Trading Symbol	OND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.58%
AssetsNet	$ 868,327
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	19.00%
C000204726
Shareholder Report [Line Items]
Fund Name	Online Retail ETF
Trading Symbol	ONLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 93,968,940
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	31.00%
C000202974
Shareholder Report [Line Items]
Fund Name	Pet Care ETF
Trading Symbol	PAWZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 65,384,875
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	29.00%
C000150378
Shareholder Report [Line Items]
Fund Name	Russell 2000 Dividend Growers ETF
Trading Symbol	SMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
AssetsNet	$ 777,613,881
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	26.00%
C000253563
Shareholder Report [Line Items]
Fund Name	Russell 2000 High Income ETF
Trading Symbol	ITWO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”) for the period of September 4, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.55%
AssetsNet	$ 46,174,272
Holdings Count | Holding	1,964
InvestmentCompanyPortfolioTurnover	12.00%
C000214312
Shareholder Report [Line Items]
Fund Name	Russell U.S. Dividend Growers ETF
Trading Symbol	TMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 7,222,070
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	11.00%
C000131287
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Dividend Aristocrats ETF
Trading Symbol	NOBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 12,803,077,503
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	8.00%
C000160294
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Ex-Energy ETF
Trading Symbol	SPXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 58,982,968
Holdings Count | Holding	483
InvestmentCompanyPortfolioTurnover	2.00%
C000160295
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Ex-Financials ETF
Trading Symbol	SPXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 61,054,621
Holdings Count | Holding	401
InvestmentCompanyPortfolioTurnover	5.00%
C000160296
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Ex-Health Care ETF
Trading Symbol	SPXV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 24,095,745
Holdings Count | Holding	442
InvestmentCompanyPortfolioTurnover	2.00%
C000160299
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Ex-Technology ETF
Trading Symbol	SPXT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 187,565,751
Holdings Count | Holding	436
InvestmentCompanyPortfolioTurnover	3.00%
C000244194
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> High Income ETF
Trading Symbol	ISPY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 430,393,263
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	10.00%
C000238747
Shareholder Report [Line Items]
Fund Name	S&P Global Core Battery Metals ETF
Trading Symbol	ION
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,782,700
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	36.00%
C000230306
Shareholder Report [Line Items]
Fund Name	S&P Kensho Cleantech ETF
Trading Symbol	CTEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,422,266
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	22.00%
C000230304
Shareholder Report [Line Items]
Fund Name	S&P Kensho Smart Factories ETF
Trading Symbol	MAKX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,056,761
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	17.00%
C000150377
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Dividend Aristocrats ETF
Trading Symbol	REGL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,731,670,607
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	10.00%
C000214314
Shareholder Report [Line Items]
Fund Name	S&P Technology Dividend Aristocrats ETF
Trading Symbol	TDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 263,476,433
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	11.00%
C000230303
Shareholder Report [Line Items]
Fund Name	Smart Materials ETF
Trading Symbol	TINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,566,753
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	18.00%
C000234857
Shareholder Report [Line Items]
Fund Name	Supply Chain Logistics ETF
Trading Symbol	SUPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,049,518
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	20.00%
C000051850
Shareholder Report [Line Items]
Fund Name	Short 7-10 Year Treasury
Trading Symbol	TBX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 15,368,628
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000051851
Shareholder Report [Line Items]
Fund Name	Short 20+ Year Treasury
Trading Symbol	TBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 79,281,481
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
C000018468
Shareholder Report [Line Items]
Fund Name	Short Dow30℠
Trading Symbol	DOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 122,753,303
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.00%
C000038835
Shareholder Report [Line Items]
Fund Name	Short Financials
Trading Symbol	SEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 14,196,243
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
C000051849
Shareholder Report [Line Items]
Fund Name	Short FTSE China 50
Trading Symbol	YXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,704,252
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000051853
Shareholder Report [Line Items]
Fund Name	Short High Yield
Trading Symbol	SJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 73,224,142
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000018467
Shareholder Report [Line Items]
Fund Name	Short MidCap400
Trading Symbol	MYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,789,915
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
C000051872
Shareholder Report [Line Items]
Fund Name	Short MSCI EAFE
Trading Symbol	EFZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 34,076,510
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000051870
Shareholder Report [Line Items]
Fund Name	Short MSCI Emerging Markets
Trading Symbol	EUM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 13,465,814
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000018469
Shareholder Report [Line Items]
Fund Name	Short QQQ
Trading Symbol	PSQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short QQQ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 466,075,618
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	0.00%
C000038841
Shareholder Report [Line Items]
Fund Name	Short Real Estate
Trading Symbol	REK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 10,577,785
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000038822
Shareholder Report [Line Items]
Fund Name	Short Russell2000
Trading Symbol	RWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 119,441,231
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
C000018466
Shareholder Report [Line Items]
Fund Name	Short S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Trading Symbol	SH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
AssetsNet	$ 847,811,717
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	0.00%
C000038823
Shareholder Report [Line Items]
Fund Name	Short SmallCap600
Trading Symbol	SBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 5,505,252
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000082080
Shareholder Report [Line Items]
Fund Name	Ultra 7-10 Year Treasury
Trading Symbol	UST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 24,513,228
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000082081
Shareholder Report [Line Items]
Fund Name	Ultra 20+ Year Treasury
Trading Symbol	UBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 137,652,781
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
C000038820
Shareholder Report [Line Items]
Fund Name	Ultra Communication Services
Trading Symbol	LTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,799,491
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	32.00%
C000038810
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Discretionary
Trading Symbol	UCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.95%
AssetsNet	$ 18,140,227
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	8.00%
C000038809
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Staples
Trading Symbol	UGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 8,866,132
Holdings Count | Holding	46
InvestmentCompanyPortfolioTurnover	21.00%
C000018464
Shareholder Report [Line Items]
Fund Name	Ultra Dow30℠
Trading Symbol	DDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
AssetsNet	$ 491,337,855
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	6.00%
C000038814
Shareholder Report [Line Items]
Fund Name	Ultra Energy
Trading Symbol	DIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 102,938,835
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	17.00%
C000038811
Shareholder Report [Line Items]
Fund Name	Ultra Financials
Trading Symbol	UYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.95%
AssetsNet	$ 946,535,096
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	3.00%
C000063937
Shareholder Report [Line Items]
Fund Name	Ultra FTSE China 50
Trading Symbol	XPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 18,122,249
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
C000088640
Shareholder Report [Line Items]
Fund Name	Ultra FTSE Europe
Trading Symbol	UPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,401,526
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000038812
Shareholder Report [Line Items]
Fund Name	Ultra Health Care
Trading Symbol	RXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 84,883,711
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	1.00%
C000098413
Shareholder Report [Line Items]
Fund Name	Ultra High Yield
Trading Symbol	UJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 23,082,082
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000038813
Shareholder Report [Line Items]
Fund Name	Ultra Industrials
Trading Symbol	UXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
AssetsNet	$ 27,577,901
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	1.00%
C000038872
Shareholder Report [Line Items]
Fund Name	Ultra Materials
Trading Symbol	UYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 45,271,329
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	16.00%
C000018463
Shareholder Report [Line Items]
Fund Name	Ultra MidCap400
Trading Symbol	MVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
AssetsNet	$ 178,920,638
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	9.00%
C000088638
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Brazil Capped
Trading Symbol	UBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,702,382
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000063940
Shareholder Report [Line Items]
Fund Name	Ultra MSCI EAFE
Trading Symbol	EFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 8,651,150
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000063941
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Emerging Markets
Trading Symbol	EET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 17,586,951
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000063942
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Japan
Trading Symbol	EZJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,428,129
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	0.00%
C000051848
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Biotechnology
Trading Symbol	BIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 77,493,238
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	6.00%
C000224815
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cloud Computing
Trading Symbol	SKYU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,473,891
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	29.00%
C000224813
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cybersecurity
Trading Symbol	UCYB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,848,980
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000018465
Shareholder Report [Line Items]
Fund Name	Ultra QQQ
Trading Symbol	QLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra QQQ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
AssetsNet	$ 7,738,933,018
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	2.00%
C000038816
Shareholder Report [Line Items]
Fund Name	Ultra Real Estate
Trading Symbol	URE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
AssetsNet	$ 79,061,404
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	1.00%
C000038807
Shareholder Report [Line Items]
Fund Name	Ultra Russell2000
Trading Symbol	UWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
AssetsNet	$ 595,208,383
Holdings Count | Holding	1,982
InvestmentCompanyPortfolioTurnover	9.00%
C000018459
Shareholder Report [Line Items]
Fund Name	Ultra S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Trading Symbol	SSO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.87%
AssetsNet	$ 5,889,946,443
Holdings Count | Holding	523
InvestmentCompanyPortfolioTurnover	2.00%
C000038817
Shareholder Report [Line Items]
Fund Name	Ultra Semiconductors
Trading Symbol	USD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,167,336,654
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	61.00%
C000038818
Shareholder Report [Line Items]
Fund Name	Ultra SmallCap600
Trading Symbol	SAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 44,324,789
Holdings Count | Holding	610
InvestmentCompanyPortfolioTurnover	15.00%
C000038819
Shareholder Report [Line Items]
Fund Name	Ultra Technology
Trading Symbol	ROM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
AssetsNet	$ 748,719,379
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	41.00%
C000074108
Shareholder Report [Line Items]
Fund Name	UltraPro Dow30℠
Trading Symbol	UDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.95%
AssetsNet	$ 787,298,255
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	13.00%
C000074110
Shareholder Report [Line Items]
Fund Name	UltraPro MidCap400
Trading Symbol	UMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
AssetsNet	$ 46,408,000
Holdings Count | Holding	415
InvestmentCompanyPortfolioTurnover	48.00%
C000074098
Shareholder Report [Line Items]
Fund Name	UltraPro QQQ
Trading Symbol	TQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro QQQ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.82%
AssetsNet	$ 25,366,163,854
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	12.00%
C000074111
Shareholder Report [Line Items]
Fund Name	UltraPro Russell2000
Trading Symbol	URTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.95%
AssetsNet	$ 546,440,019
Holdings Count | Holding	1,985
InvestmentCompanyPortfolioTurnover	46.00%
C000074109
Shareholder Report [Line Items]
Fund Name	UltraPro S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Trading Symbol	UPRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.90%
AssetsNet	$ 4,505,603,698
Holdings Count | Holding	525
InvestmentCompanyPortfolioTurnover	4.00%
C000074107
Shareholder Report [Line Items]
Fund Name	UltraPro Short 20+ Year Treasury
Trading Symbol	TTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
AssetsNet	$ 28,481,768
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
C000074100
Shareholder Report [Line Items]
Fund Name	UltraPro Short Dow30℠
Trading Symbol	SDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
AssetsNet	$ 265,775,230
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
C000074102
Shareholder Report [Line Items]
Fund Name	UltraPro Short MidCap400
Trading Symbol	SMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,039,439
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
C000074099
Shareholder Report [Line Items]
Fund Name	UltraPro Short QQQ
Trading Symbol	SQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short QQQ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,052,161,387
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	0.00%
C000074103
Shareholder Report [Line Items]
Fund Name	UltraPro Short Russell2000
Trading Symbol	SRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.95%
AssetsNet	$ 66,487,348
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
C000074101
Shareholder Report [Line Items]
Fund Name	UltraPro Short S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Trading Symbol	SPXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.91%
AssetsNet	$ 457,366,359
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	0.00%
C000051862
Shareholder Report [Line Items]
Fund Name	UltraShort 7-10 Year Treasury
Trading Symbol	PST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 15,061,618
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000051863
Shareholder Report [Line Items]
Fund Name	UltraShort 20+ Year Treasury
Trading Symbol	TBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
AssetsNet	$ 291,305,426
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
C000038858
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Discretionary
Trading Symbol	SCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,032,163
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000038857
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Staples
Trading Symbol	SZK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 590,320
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000018461
Shareholder Report [Line Items]
Fund Name	UltraShort Dow30℠
Trading Symbol	DXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
AssetsNet	$ 60,316,976
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.00%
C000038863
Shareholder Report [Line Items]
Fund Name	UltraShort Energy
Trading Symbol	DUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 20,931,532
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000038859
Shareholder Report [Line Items]
Fund Name	UltraShort Financials
Trading Symbol	SKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
AssetsNet	$ 10,116,009
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.00%
C000051861
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE China 50
Trading Symbol	FXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
AssetsNet	$ 11,495,541
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.00%
C000063930
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE Europe
Trading Symbol	EPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 21,014,977
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000038860
Shareholder Report [Line Items]
Fund Name	UltraShort Health Care
Trading Symbol	RXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,368,926
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000038861
Shareholder Report [Line Items]
Fund Name	UltraShort Industrials
Trading Symbol	SIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,189,512
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000038855
Shareholder Report [Line Items]
Fund Name	UltraShort Materials
Trading Symbol	SMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 738,269
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000018460
Shareholder Report [Line Items]
Fund Name	UltraShort MidCap400
Trading Symbol	MZZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
AssetsNet	$ 965,800
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000063928
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Brazil Capped
Trading Symbol	BZQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 8,949,083
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000051860
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI EAFE
Trading Symbol	EFU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,048,793
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000051857
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Emerging Markets
Trading Symbol	EEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,741,060
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
C000051858
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Japan
Trading Symbol	EWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 6,464,513
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000051854
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq Biotechnology
Trading Symbol	BIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,511,018
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000018462
Shareholder Report [Line Items]
Fund Name	UltraShort QQQ
Trading Symbol	QID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort QQQ (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.95%
AssetsNet	$ 224,201,857
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	0.00%
C000038865
Shareholder Report [Line Items]
Fund Name	UltraShort Real Estate
Trading Symbol	SRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 23,728,144
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
C000038846
Shareholder Report [Line Items]
Fund Name	UltraShort Russell2000
Trading Symbol	TWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 47,643,649
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	0.00%
C000018470
Shareholder Report [Line Items]
Fund Name	UltraShort S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Trading Symbol	SDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.91%
AssetsNet	$ 393,401,368
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	0.00%
C000038866
Shareholder Report [Line Items]
Fund Name	UltraShort Semiconductors
Trading Symbol	SSG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
AssetsNet	$ 8,546,654
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
C000038847
Shareholder Report [Line Items]
Fund Name	UltraShort SmallCap600
Trading Symbol	SDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,492,805
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000038867
Shareholder Report [Line Items]
Fund Name	UltraShort Technology
Trading Symbol	REW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
AssetsNet	$ 3,628,948
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	0.00%
C000038869
Shareholder Report [Line Items]
Fund Name	UltraShort Utilities
Trading Symbol	SDP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,258,660
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
C000245674
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Equal Weight ETF
Trading Symbol	BETE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Equal Weight Strategy ETF) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 11,159,978
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
C000245659
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Market Cap Weight ETF
Trading Symbol	BETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Market Cap Weight Strategy ETF) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
AssetsNet	$ 12,843,545
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
C000231184
Shareholder Report [Line Items]
Fund Name	Bitcoin ETF
Trading Symbol	BITO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Bitcoin ETF (the “Fund”) (formerly known as Bitcoin Strategy ETF) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,737,184,893
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	0.00%
C000231749
Shareholder Report [Line Items]
Fund Name	Ether ETF
Trading Symbol	EETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ether ETF (the “Fund”) (formerly known as Ether Strategy ETF) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/shareholder_reports
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
AssetsNet	$ 95,443,435
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
C000236586
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ETF
Trading Symbol	BITI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) (formerly known as Short Bitcoin Strategy ETF) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.00%
AssetsNet	$ 99,669,170
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
C000245638
Shareholder Report [Line Items]
Fund Name	Short Ether ETF
Trading Symbol	SETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Short Ether ETF (the “Fund”) (formerly known as Short Ether Strategy ETF) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 4,393,344
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
C000248851
Shareholder Report [Line Items]
Fund Name	Ultra Bitcoin ETF
Trading Symbol	BITU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,175,958,972
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
C000248850
Shareholder Report [Line Items]
Fund Name	Ultra Ether ETF
Trading Symbol	ETHT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about Ultra Ether ETF (the “Fund”) for the period of June 6, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.94%
AssetsNet	$ 151,894,751
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
C000248847
Shareholder Report [Line Items]
Fund Name	UltraShort Bitcoin ETF
Trading Symbol	SBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.96%
AssetsNet	$ 52,306,369
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
C000248848
Shareholder Report [Line Items]
Fund Name	UltraShort Ether ETF
Trading Symbol	ETHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”) for the period of June 6, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.
Additional Information Phone Number	866-776-5125
Additional Information Website	https://www.proshares.com/geared_shareholder_reports
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.99%
AssetsNet	$ 3,666,280
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%